Basis of Preparation and Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Going concern
Going concern
The unaudited consolidated financial statements have been prepared on a going concern basis.
We have incurred significant losses since inception and may be dependent on additional financing in order to meet our existing capital expenditure commitments, working capital requirements and our debt obligations expected in the next 12 months.
In April 2023, we amended our $150.0 million bilateral facility provided by DNB Bank ASA increasing the facility to $175.0 million. We drew down the $25.0 million and the proceeds are expected to be used for general corporate purposes.
During July 2023, we sold 1,293,955 shares under our ATM program, raising gross proceeds of $9.7 million. The Company's issued share capital following this issuance is 255,557,553 common shares. Our ATM program, which was established in July 2021, enables us the option to offer and sell from time to time, up to $40.0 million of our common shares to be listed on the New York Stock Exchange. Since establishment of the ATM program through to August 17, 2023, we have sold 3,643,955 shares, raising $18.4 million in net proceeds under the ATM program.
Despite our significant equity and debt refinancing activities as further described in our annual report on Form 20-F for the year ended December 31, 2022, which was filed with the Commission on March 30, 2023, in addition to the proceeds raised from the unsecured convertible bonds and secured bonds issued in February 2023, the draw down from the DNB bilateral facility and proceeds raised from the ATM program, our ability to continue as a going concern is dependent on a continuing improvement in the jack-up drilling market and securing our rigs on profitable contracts. In addition, our ability to continue as a going concern is dependent on being able to meet our existing capital expenditure commitments, working capital requirements and our debt obligations during 2023 and 2024. As such, we have concluded that a substantial doubt exists over our ability to continue as a going concern. The financial statements included in this report do not include any adjustments that might result from the outcome of this uncertainty.
We will continue to explore additional financing opportunities and may consider the strategic sale of a limited number of modern jack-ups or joint ventures in order to further strengthen the liquidity of the Company. While we have confidence that these actions will enable us to better manage our liquidity position, and we have a track record of delivering additional financing and selling rigs and joint ventures, there is no guarantee that any additional financing or sale measures will be concluded successfully.

Basis of preparation
Basis of preparation
The unaudited consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The unaudited consolidated financial statements do not include all of the disclosures required under U.S. GAAP in the annual consolidated financial statements, and should be read in conjunction with our audited annual financial statements for the year ended December 31, 2022, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2022, filed with the Securities and Exchange Commission on March 30, 2023. The Consolidated Balance Sheet data for December 31, 2022 was derived from our audited annual financial statements. The amounts are presented in millions of United States dollars ("U.S. dollar" or "$"), unless otherwise stated. The financial statements have been prepared on a going concern basis and in management's opinion, all adjustments necessary for a fair presentation of the financial statements are reflected in the interim periods presented.

Use of estimates
Use of estimates
The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Adoption of new accounting standards
Adoption of new accounting standards
In October 2021, the Financial Accounting Standards Board ("FASB") issued ASU 2021-08 Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. The amendments require acquiring entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments in this Update improve comparability for both the recognition and measurement of acquired revenue contracts with customers at the date of, and after, a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. These amendments are effective for the Company from January 1, 2023. There was no impact resulting from these amendments on our unaudited consolidated financial statements or related disclosures as presented in this interim set of accounts for the six months ended June 30, 2023.
In March 2022, the FASB issued ASU 2022-01 Derivatives and Hedging (Topic 815): Fair Value Hedging—Portfolio Layer Method. The amendments clarify the accounting for, and promote consistency in, the reporting of hedge basis adjustments applicable to both a single hedged layer and multiple hedged layers as follows: 1) An entity is required to maintain basis adjustments in an existing hedge on a closed portfolio basis (that is, not allocated to individual assets). 2) An entity is required to immediately recognize and present the basis adjustment associated with the amount of the de-designated layer that was breached in interest income. In addition, an entity is required to disclose that amount and the circumstances that led to the breach. 3) An entity is required to disclose the total amount of the basis adjustments in existing hedges as a reconciling amount if other areas of GAAP require the disaggregated disclosure of the amortized cost basis of assets included in the closed portfolio. 4) An entity is prohibited from considering basis adjustments in an existing hedge when determining credit losses. These amendments are effective for the Company from January 1, 2023. There was no impact resulting from these amendments on our unaudited consolidated financial statements or related disclosures as presented in this interim set of accounts for the six months ended June 30, 2023.
In March 2022, the FASB issued ASU 2022-02 Financial Instruments—Credit Losses (Topic 326). The amendments eliminate the accounting guidance for troubled debt restructurings by creditors that have adopted the Current Expected Credit Losses (CECL) model and enhance the disclosure requirements for loan refinancing and restructurings made with borrowers experiencing financial difficulty. In addition, the amendments require a public business entity to disclose current-period gross write offs for financing receivables and net investment in leases by year of origination in the vintage disclosures. These amendments are effective for the Company from January 1, 2023. There was no impact resulting from these amendments on our unaudited consolidated financial statements or related disclosures as presented in this interim set of accounts for the six months ended June 30, 2023.
In September 2022, the FASB issued ASU 2022-04 Liabilities—Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations. The amendments require that a buyer in a supplier finance program disclose sufficient information about the program to allow a user of financial statements to understand the program’s nature, activity during the period, changes from period to period, and potential magnitude. To achieve that objective, the buyer should disclose qualitative and quantitative information about its supplier finance programs. These amendments are effective for the Company from January 1, 2023. There was no impact resulting from these amendments on our unaudited consolidated financial statements or related disclosures as presented in this interim set of accounts for the six months ended June 30, 2023.
Accounting pronouncements that have been issued but not yet adopted

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions	The amendments clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction and require the following disclosures for equity securities subject to contractual sale restrictions:
1. The fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet
2. The nature and remaining duration of the restriction(s)
	3. The circumstances that could cause a lapse in the restriction(s).	January 1, 2024	Under evaluation
ASU 2023-01 Leases (Topic 842): Common Control Arrangements	The amendments provide a practical expedient for private companies and not-for-profit entities that are not conduit bond obligors to use the written terms and conditions of a common control arrangement to determine whether a lease exists and, if so, the classification of and accounting for that lease. If no written terms and conditions exist (including in situations in which an entity does not document existing unwritten terms and conditions in writing upon transition to the practical expedient), an entity is prohibited from applying the practical expedient and must evaluate the enforceable terms and conditions to apply Topic 842.

Also, the amendments require that leasehold improvements associated with common control leases be:
1. Amortized by the lessee over the useful life of the leasehold improvements to the common control group (regardless of the lease term) as long as the lessee controls the use of the underlying asset (the leased asset) through a lease. However, if the lessor obtained the right to control the use of the underlying asset through a lease with another entity not within the same common control group, the amortization period may not exceed the amortization period of the common control group.
2. Accounted for as a transfer between entities under common control through an adjustment to equity (or net assets for not-for-profit entities) if, and when, the lessee no longer controls the use of the underlying asset.
	Additionally, those leasehold improvements are subject to the impairment guidance in Topic 360, Property, Plant, and Equipment.	January 1, 2024	Under evaluation
ASU 2023-02 Investments—Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method (a consensus of the Emerging Issues Task Force)	The amendments permit reporting entities to elect to account for their tax equity investments, regardless of the tax credit program from which the income tax credits are received, using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the income tax credits and other income tax benefits received and recognizes the net amortization and income tax credits and other income tax benefits in the income statement as a component of income tax expense (benefit).	January 1, 2024	Under evaluation

As of August 17, 2023, the FASB have issued further updates not included above. We do not currently expect any of these updates to have a material impact on our consolidated financial statements and related disclosures either on transition or in future periods.